Interest and Other Expense, Net (Tables)	12 Months Ended
Sep. 30, 2012
Interest and other expense, net [Abstract]
Interest and other expense, net

	Year Ended September 30,
	2012	2011	2010
Interest income	$(5,478)	$(6,180)	$(7,670)
Interest expense	3,175	2,882	3,135
Foreign exchange loss	7,378	9,737	5,551
Gain on sale of investments(1)	(9,172)	—	—
Loss from divestiture of a subsidiary(2)	—	—	23,399
Other, net	5,045	2,218	720

	$948	$8,657	$25,135

(1)	Includes primarily a gain on sale of minority interest in Longshine Information Technology Company Ltd. (“Longshine”) – see Note 16 to the consolidated financial statements.
(2)	Includes loss from divestiture of the Company’s majority stake in Longshine - see Note 16 to the consolidated financial statements.